Accounting Policies, by Policy (Policies)	3 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies

Basis of Presentation and Significant Accounting Policies

The following (a) condensed consolidated balance sheet as of December 31, 2021, which has been derived from audited financial statements, and (b) the unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding annual financial reporting. Any reference in these notes to applicable accounting guidance is meant to refer to the authoritative U.S. GAAP included in the Accounting Standards Codification (“ASC”), and Accounting Standards Update (“ASU”) issued by the Financial Accounting Standards Board (“FASB”). The condensed consolidated financial statements have been prepared on a basis consistent with the audited consolidated financial statements and in the opinion of management, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation of the financial statements have been included. The results of operations for the three months ended March 31, 2022 are not necessarily indicative of the results for the fiscal year ending December 31, 2022 or any future interim period.

The accompanying unaudited consolidated condensed financial statements have been prepared pursuant to the rules and regulations of the SEC. Certain information and note disclosures normally included in annual financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to those rules and regulations, although the company believes that the disclosures made are adequate to make the information not misleading.

Principles of Consolidation

Principles of Consolidation

The Company’s condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Foreign Currency

Foreign Currency

The functional currency of SoundHound, Inc. and its subsidiaries is the U.S. dollar. Foreign currency denominated transactions are converted into U.S. dollars at the average rates of exchange prevailing during the period. Assets and liabilities denominated in foreign currency are remeasured into U.S. dollars at current exchange rates at the balance sheet date for monetary assets and liabilities and at historical exchange rates for non-monetary assets and liabilities. During the three-month period ended March 31, 2022 and 2021, the Company recognized net losses/(gains) related to foreign currency transactions and remeasurements of $464 and $367, respectively, in the condensed consolidated statements of operations and comprehensive loss as other expense, net.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the amounts reported and disclosures in the condensed consolidated financial statements and accompanying notes. Such estimates include revenue recognition, allowance for doubtful accounts, accrued liabilities, derivative and warrant liabilities, calculation of the incremental borrowing rate, financial instruments recorded at fair value on a recurring basis, valuation of deferred tax assets and uncertain tax positions and the fair value of common stock and other assumptions used to measure stock-based compensation expense. The Company bases its estimates on historical experience, the current economic environment, and on assumptions it believes are reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Changes in those estimates resulting from changes in the economic environment will be reflected in the financial statements in future periods. Actual results could differ materially from those estimates.

Segment Information

Segment Information

The Company has determined that the Chief Executive Officer is its chief operating decision maker. The Company’s Chief Executive Officer reviews financial information on a consolidated basis for purposes of allocating resources and evaluating financial performance. Accordingly, the Company has determined that it operates as a single reportable segment.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an emerging growth company (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”) and may take advantage of reduced reporting requirements that are otherwise applicable to public companies. Section 107 of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with those standards. This means that when a standard is issued or revised and it has different application dates for public and nonpublic companies, the Company has the option to adopt the new or revised standard at the time nonpublic companies adopt the new or revised standard and can do so until such time that the Company either (i) irrevocably elects to “opt out” of such extended transition period or (ii) no longer qualifies as an emerging growth company. The Company has elected to use the extended transition period for complying with new or revised accounting standards unless the Company otherwise early adopts select standards.

Concentrations of Credit Risk and Other Risks and Uncertainties

Concentrations of Credit Risk and Other Risks and Uncertainties

Financial instruments that potentially subject the Company to potential significant concentrations of credit risk consist principally of cash and cash equivalents. The Company regularly monitors its credit risk exposure and takes steps to mitigate the likelihood of these exposures resulting in actual loss.

As of March 31, 2022, accounts receivable balances due from three customers collectively totaled 72% of the Company’s condensed consolidated accounts receivable balance. As of December 31, 2021, accounts receivable balances due from five customers collectively totaled 86% of the Company’s condensed consolidated accounts receivable balance.

For the three months ended March 31, 2022, the Company had four customers that accounted for 59% of revenue and three customers that accounted for 60% of revenue for the three months ended March 31, 2021.

Equity Issuance Costs

Equity Issuance Costs

The Company capitalizes certain legal, professional, accounting and other third-party fees that are directly associated with in-process equity financings, including the Business Combination, as deferred offering costs until such financings are consummated. After consummation of the financing, these costs are recorded as a reduction of the proceeds received from the equity financing. If a planned equity financing is abandoned, the deferred offering costs are expensed immediately as a charge to operating expenses in the condensed consolidated statements of operations and comprehensive loss.

Additionally, certain transaction costs incurred in connection with the pending merger agreement, which are direct and incremental to the proposed merger, will be deferred and recorded as a component of other non-current assets within the condensed consolidated balance sheets and will offset cash proceeds from the Business Combination if successful. The Company had $3,318 and $1,264 of deferred offering costs recorded as of March 31, 2022 and December 31, 2021.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue under Accounting Standards Codification Topic 606 (“ASC 606”), Revenue from Contracts with Customers, when a customer obtains control of promised goods or services in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the Company performs the following five steps:

(i) Identification of the contract(s) with a customer;

(ii) Identification of the performance obligations in the contract;

(iii) Determination of the transaction price, including the constraint on variable consideration;

(iv) Allocation of the transaction price to the performance obligations in the contract;

(v) Recognition of revenue when, or as, performance obligations are satisfied.

Contracts are accounted for when both parties have approved and committed to the contract, the rights of the parties and payment terms are identifiable, the contract has commercial substance and collectability of consideration is probable. Any payments received from customers that do not meet criteria for having a contract are recorded as deposit liabilities on the condensed consolidated balance sheet.

Under ASC 606, assuming all other revenue recognition criteria have been met, the Company will recognize revenue for arrangements upon the transfer of control of the Company’s performance obligations to its customers. A performance obligation is a promise in a contract to transfer a distinct good or service to a customer and is the unit of account in ASC 606. Revenues are recognized when control of the promised goods or services are transferred to a customer in an amount that reflects the consideration that the Company expects to receive in exchange for those services. The Company currently generates its revenues through the following performance obligations: (1) hosted services, (2) professional services, (3) monetization and (4) licensing.

Research and Development

Research and Development

The Company’s research and development costs are expensed as incurred. These costs include salaries and other personnel related expenses, contractor fees, facility costs, supplies, and depreciation of equipment associated with the design and development of new products prior to the establishment of their technological feasibility.

Warrants

Warrants

The Company determines whether to classify contracts, such as warrants, that may be settled in its own stock as equity of the entity or as a liability. An equity-linked financial instrument must be considered indexed to the Company’s own stock to qualify for equity classification. The Company classifies warrants as liabilities for any contracts that may require a transfer of assets.

The warrants are considered freestanding instruments that qualify as liabilities under ASC Topic 480, Distinguishing Liabilities from Equity, as the Company is committed to issuing an instrument that ultimately may require a transfer of assets. The warrant liability is accounted for at fair value and remeasured at each reporting date. Accordingly, the Company classifies the warrants as a liability at their fair value and adjusts the instruments to fair value at each balance sheet date until the warrants are exercised or expired. Any change in the fair value of the warrants is recognized as other expense, net in the condensed consolidated statements of operations and comprehensive loss.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method, whereby deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. A valuation allowance is established when, in management’s estimate, it is more-likely-than-not that the deferred tax asset will not be realized. The Company adopted a more-likely-than-not threshold for financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. The Company records a liability for the difference between the benefit recognized and measured and the tax position taken or expected to be taken on the Company’s tax return.

The Company classifies interest and penalties related to uncertain tax positions in income tax expense, if applicable. There were no interest expenses or penalties related to unrecognized tax benefits recorded through March 31, 2022.

Stock-Based Compensation

Stock-Based Compensation

The Company measures and records the expense related to stock-based payment awards based on the fair value of those awards as determined on the date of grant. The Company recognizes stock-based compensation expense over the requisite service period of the individual grant, generally equal to the vesting period, and uses the straight-line method to recognize stock-based compensation. The Company uses the Black-Scholes-Merton (“Black- Scholes”) option-pricing model to determine the fair value of stock options. The Black-Scholes option-pricing model requires the use of highly subjective and complex assumptions to determine the fair value of stock options, including the option’s expected term and the price volatility of the underlying stock. The Company calculates the fair value of options granted by using the Black-Scholes option-pricing model with the following assumptions:

Expected Volatility — The Company estimates volatility for option grants by evaluating the average historical volatility of a peer group of companies for the period immediately preceding the option grant for a term that is approximately equal to the option’s expected term.

Expected Term — The expected term of the Company’s options represents the period that the stock-based awards are expected to be outstanding. The Company has elected to use the midpoint between the stock options’ vesting term and contractual expiration period to compute the expected term, as the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior.

Risk-Free Interest Rate — The risk-free interest rate is based on the implied yield currently available on U.S. Treasury zero-coupon issues with a term that is equal to the options’ expected term at the grant date.

Dividend Yield — The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.

Restricted Stock Units

Restricted Stock Units

The Company issues restricted stock unit awards (“RSUs”) to grantees as compensation for services. The Company’s RSUs are classified as equity awards because the RSUs will be settled in the Company’s common stock upon vesting. The fair value of the RSUs is determined at the grant date based on the fair value of the Company's common stock on the date of grant and is recognized straight-line over the service period.

Fair Value Measurements

Fair Value Measurements

The Company defines fair value as the exchange price that would be received from an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. The Company follows a three-level valuation hierarchy for disclosure of fair value measurements as follows:

●	Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

●	Level 2 — Inputs (other than quoted market prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

●	Level 3 — Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

The Company’s derivative liabilities and warrants are measured at fair value on a recurring basis and are classified as Level 3 liabilities. The Company records subsequent adjustments to reflect the increase or decrease in estimated fair value at each reporting date on the condensed consolidated statements of operations and comprehensive loss.

Redeemable Convertible Preferred Stock

Redeemable Convertible Preferred Stock

The Company’s shares of redeemable convertible preferred stock (“Preferred Stock”) do not have a mandatory redemption date and are assessed at issuance for classification and redemption features requiring bifurcation. The Company presents as temporary equity any stock which (i) the Company undertakes to redeem at a fixed or determinable price on the fixed or determinable date or dates; (ii) is redeemable at the option of the holders, or (iii) has conditions for redemption which are not solely within the control of the Company. The Company’s Preferred Stock is redeemable upon a deemed liquidation event which the Company determined is not solely within its control and thus has classified shares of Preferred Stock as temporary equity until such time as the conditions are removed or lapse. Because the occurrence of a deemed liquidation event is not currently probable, the carrying values of the shares of Preferred Stock are not being accreted to their redemption values. Subsequent adjustments to the carrying values of the shares of Preferred Stock would be made only when a deemed liquidation event becomes probable.

Convertible Notes and Derivative Liabilities

Convertible Notes and Derivative Liabilities

The Company evaluates its convertible notes, and other contracts, if any, to determine if those contracts or embedded components of those contracts qualify as derivatives requiring bifurcation. The Company accounts for conversion features that meet the criteria for bifurcation as liabilities at fair value and adjusts the derivative instruments to fair value at each reporting period. The conversion features qualify as derivatives, as they continuously reset as the underlying stock price increases or decreases to provide a fixed value of equity to the holders at any conversion date. The conversion features are subject to remeasurement at each balance sheet date until exercised, and any change in fair value is recognized as a component of other expense, net in the condensed consolidated statements of operations and comprehensive loss. The fair value of the conversion features has been estimated using a probability-weighted discount model with and without the conversion feature (see Note 9 for additional information).

The Company holds its convertible notes at amortized cost and amortizes the associated debt discount created from bifurcated derivatives and issuance costs under the effective interest or straight-line method until maturity or early conversion pursuant to the contractual terms of the arrangement.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, without consideration for potentially dilutive securities.

Diluted net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, Preferred Stock, stock options, warrants and convertible notes are considered to be potentially dilutive securities. See Note 15 for further information.

Accordingly, in periods in which the Company reports a net loss, diluted net loss per share is the same as basic net loss per share, since dilutive common stock is not assumed to have been issued if their effect is anti-dilutive.

Recent Accounting Pronouncement — Adopted

Recent Accounting Pronouncement — Adopted

From time to time, new accounting pronouncements, or Accounting Standards Updates, are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s financial position or results of operations upon adoption. During the three-month period ended March 31, 2022, no additional accounting pronouncements were adopted. Refer to Note 2 of our audited consolidated financial statements for the fiscal year ended December 31, 2021 contained within the proxy statement/prospectus/consent solicitation for adopted accounting pronouncements.

Recent Accounting Pronouncement — Not Yet Adopted

Recent Accounting Pronouncement — Not Yet Adopted

In October 2021, the FASB issued ASU 2021-08 Business Combinations (“ASC 805”) Accounting for Contract Assets and Contract Liabilities from Contracts with Customers guidance requiring entities to apply ASC 606 to recognize and measure contract assets and contract liabilities in a business combination. Under current U.S. GAAP, an acquirer generally recognizes assets acquired and liabilities assumed in a business combination, including contract assets and contract liabilities arising from revenue contracts with customers and other similar contracts that are accounted for in accordance with ASC 606, at fair value on the acquisition date. Under the new guidance the acquirer will recognize contract assets and contract liabilities at the same amounts recorded by the acquiree. The modifications improve comparability for both the recognition and measurement of acquired revenue contracts with customers at the date of, and after a business combination. The amendment is effective for the Company in fiscal years beginning after December 15, 2023. Early adoption of the amendment is permitted. The Company anticipates that it will not have a material impact on its condensed consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU 2016-13 to update the methodology used to measure current expected credit losses (“CECL”). This ASU applies to financial assets measured at amortized cost, including loans, held-to-maturity debt securities, net investments in leases, and trade accounts receivable as well as certain off-balance sheet credit exposures, such as loan commitments. This ASU replaces the current incurred loss impairment methodology with a methodology to reflect CECL and requires consideration of a broader range of reasonable and supportable information to explain credit loss estimates. The guidance must be adopted using a modified retrospective transition method through a cumulative-effect adjustment to retained earnings/(deficit) in the period of adoption. In November 2019, the FASB issued ASU 2019-10, Financial Instruments — Credit Losses (“Topic 326”), Targeted Transition Relief, which amends the transition guidance for ASU 2016-13. The ASU provides entities with the option to irrevocably elect the fair value option in Subtopic 825-10 on an instrument-by-instrument basis. ASU 2019-10 and ASU 2016-13 are effective for years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact the standard will have on the Company’s condensed consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes (“Topic 740”) (“ASU 2019-12”). ASU 2019-12 eliminates the need for an organization to analyze whether the following apply in a given period (1) exception to the incremental approach for intra-period tax allocation (2) exceptions to accounting for basis differences when there are ownership changes in foreign investments and (3) exceptions in interim period income tax accounting for year-to-date losses that exceed anticipated losses. ASU 2019-12 also is designed to improve financial statement preparers’ application of income tax-related guidance and simplify U.S. GAAP for (1) franchise taxes that are partially based on income, (2) transactions with a government that result in a step-up in the tax basis of goodwill, (3) separate financial statements of legal entities that are not subject to tax, and (4) enacted changes in tax laws in interim periods. The amendments in ASU 2019-12 are effective for the Company in fiscal years beginning after December 15, 2021. Early adoption of the amendments is permitted. An entity that elects early adoption must adopt all the amendments in the same period. Adoption of ASU 2019-12 is not expected to result in any material changes to the way the tax provision is prepared and is not expected to have a material impact on the Company’s condensed consolidated financial statements.